Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

30. Investments in associates and joint ventures

	Business	% ownership	December 31, 2024	Equity results in income statement	Dividends declared	Translation adjustment	Fair value remeasurement	Other	December 31, 2025
Associates and joint ventures
In Brazil
Aliança Geração Energia S.A. (i)	Energy	30.00	–	8	(6)	–	238	–	240
Aliança Norte Energia Participações S.A.	Energy	51.00	74	(16)	–	8	–	–	66
Anglo American Minério de Ferro Brasil S.A.	Iron ore	15.00	663	121	(145)	–	–	10	649
Companhia Coreano-Brasileira de Pelotização	Pellets	50.00	75	12	(9)	10	–	–	88
Companhia Hispano-Brasileira de Pelotização	Pellets	50.89	42	6	(8)	4	–	–	44
Companhia Ítalo-Brasileira de Pelotização	Pellets	50.90	61	4	(3)	8	–	5	75
Companhia Nipo-Brasileira de Pelotização	Pellets	51.00	129	21	(10)	17	–	–	157
MRS Logística S.A.	Logistics	49.01	591	137	–	76	–	–	804
Samarco Mineração S.A. (note 26)	Pellets	50.00	–	–	–	–	–	–	–
VLI S.A.	Logistics	29.60	341	67	(40)	42	–	–	410
Other	–	–	70	3	(1)	8	–	(20)	60
Abroad
PT Vale Indonesia Tbk	Vale Base Metals	33.88	1,885	(31)	(12)	–	–	–	1,842
Vale Oman Distribution Center	Logistics	50.00	616	33	(55)	–	–	–	594
Equity results in associates and joint ventures			4,547	365	(289)	173	238	(5)	5,029
Other results in associates and joint ventures (ii)				(583)
Equity results and other results in associates and joint ventures				(218)

(i) It refers to the remeasurement at fair value of the remaining stake held by Vale on Aliança Geração Energia S.A., after the closing of the divestment transaction (notes 31a).

(ii) It refers substantially to the addition in the provision related to Samarco dam failure (note 26b).

a) Summarized financial information

The summarized financial information about relevant associates and joint ventures for the Company are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies and using the most recent financial information available adjusted for the effects of significant transactions or events that occur between the date of the financial information and the date of the Company’s financial statements. The summarized financial information about Samarco is presented in note 26.

		Year ended December 31, 2025
	Aliança Geração Energia S.A.	Aliança Norte Energia Participações	Anglo American Minério de Ferro do Brasil S.A.	Pelletizing plants (i)	MRS Logística	PT Vale Indonesia Tbk	Vale Oman Distribution Center	VLI S.A.
Current assets	224	–	644	283	1,008	918	158	796
Non-current assets	1,532	132	7,548	487	3,517	5,064	1,671	3,239
Total assets	1,756	132	8,192	770	4,525	5,982	1,829	4,035

Current liabilities	109	–	1,057	51	588	354	58	512
Non-current liabilities	846	2	2,807	1	2,297	191	583	2,139
Total liabilities	955	2	3,864	52	2,885	545	641	2,651
Equity	801	130	4,328	718	1,640	5,437	1,188	1,384

Net revenue	121	–	1,991	135	1,358	990	284	1,667
Net income (loss)	27	(32)	809	86	280	(92)	66	226

	Year ended December 31, 2024
	Aliança Norte Energia Participações	Anglo American Minério de Ferro do Brasil S.A.	Pelletizing plants (i)	MRS Logística	PT Vale Indonesia Tbk	Vale Oman Distribution Center	VLI S.A.
Current assets	–	683	369	868	1,183	88	786
Non-current assets	146	8,375	374	2,461	4,792	1,779	2,757
Total assets	146	9,058	743	3,329	5,975	1,867	3,543

Current liabilities	–	1,033	138	547	264	40	799
Non-current liabilities	1	2,081	–	1,576	147	596	1,592
Total liabilities	1	3,114	138	2,123	411	636	2,391
Equity	145	5,944	605	1,206	5,564	1,231	1,152

Net revenue	–	2,085	307	1,303	472	67	1,705
Net income (loss)	(20)	401	194	263	(85)	31	275

b) Subsidiaries

The significant consolidated entities in each business segment are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100,0%	100,0%	0,0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100,0%	100,0%	0,0%
Salobo Metais S.A.	Brazil	Copper	90,0%	90,0%	10,0%
Vale Base Metals Limited	United Kindgdom	Holding	90,0%	90,0%	10,0%
Vale Holdings B.V.	Netherlands	Holding and research	100,0%	100,0%	0,0%
Vale Canada Limited	Canada	Nickel	90,0%	90,0%	10,0%
Vale International S.A.	Switzerland	Trading and holding	100,0%	100,0%	0,0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100,0%	100,0%	0,0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	100,0%	100,0%	0,0%

c) Noncontrolling interest

Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2025
	Vale Base Metals Limited	Other	Total
Current assets	16	–	–
Non-current assets	11,002	–	–
Related parties – Shareholders	1,045	–	–
Total assets	12,063	–	–

Current liabilities	22	–	–
Non-current liabilities	–	–	–
Related parties – Shareholders	2,263	–	–
Total liabilities	2,285	–	–

Equity	9,778	–	–
Equity (negative reserves) attributable to noncontrolling interests	978	(137)	841

Net income	(3,375)	–	–
Net income (loss) attributable to noncontrolling interests	(338)	(31)	(369)

Dividends paid to noncontrolling interests	–	–	–

	December 31, 2024
	Vale Base Metals Limited	Other	Total
Current assets	18	–	–
Non-current assets	13,141	–	–
Related parties – Shareholders	249	–	–
Total assets	13,408	–	–

Current liabilities	–	–	–
Non-current liabilities	–	–	–
Related parties – Shareholders	1,159	–	–
Total liabilities	1,159	–	–

Equity	12,249	–	–
Equity (negative reserves) attributable to noncontrolling interests	1,225	(103)	1,122

Net loss	(692)
Net income (loss) attributable to noncontrolling interests	(195)	4	(191)

Dividends paid to noncontrolling interests	–	–	–

	December 31, 2023
	PTVI	Other	Total
Current assets	885	–	–
Non-current assets	2,977	–	–
Related parties – Shareholders	83	–	–
Total assets	3,945	–	–

Current liabilities	221	–	–
Non-current liabilities	239	–	–
Related parties – Shareholders	–	–	–
Total liabilities	460	–	–

Equity	3,484	–	–
Equity (negative reserves) attributable to noncontrolling interests	1,599	(79)	1,520

Net income	207	–	–
Net income (loss) attributable to noncontrolling interests	144	(22)	122

Dividends paid to noncontrolling interests	33	8	41

Accounting policy

Subsidiaries – The Company consolidates all entities over which it exercises control, defined as having both (i) exposure or rights to variable returns from its involvement and (ii) the ability to direct significant activities of the investee. Subsidiaries are fully consolidated from the acquisition date until the Company ceases to have control.

Transactions with noncontrolling interests – Investments held by other investors in Vale's subsidiaries are treated as noncontrolling interests (“NCI”). Transactions with NCI are treated as transactions with the Company's shareholders. For purchases or disposals of NCI, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is directly recorded in equity under "Acquisitions and disposals of non-controlling interests."

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements – Associates are entities over which the Company holds significant influence (typically 20% to 50% equity interest). If the equity interest in an associate decrease while retaining significant influence, a proportionate portion of the amounts previously recognized in other comprehensive income is reclassified to profit or loss as appropriate. Dilution gains and losses on associates are recognized in the income statement.

Joint arrangements are all entities over which the Company shares control with one or more parties. The classification of joint arrangement investments as joint operations or joint ventures depends on the contractual rights and obligations of each investor.

Joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, assets, liabilities, income and expenses related to the joint operation are individually recorded in the financial statements.

Interests in joint ventures are accounted for using the equity method, recognized initially at cost. The Company's investment in joint ventures includes identified goodwill from the acquisition, net of any impairment loss. The Company's interest in joint venture profits or losses is recognized in the income statement, and participation in changes in reserves is reflected in the Company's reserves. If the Company's interest in the losses of an associate or joint venture equals or exceeds the carrying amount of the investment, including any other receivables, additional losses are not recognized unless obligations or payments have been made on behalf of the joint venture.

In addition, the financial information used for associates and joint ventures to account for their impact in these financial statements may diverge from the stand-alone financial statements of those entities due to adjustments to Vale's accounting policy and variations in reporting periods.

Cumulative translation adjustments - According to IAS 21, exchange differences arising from transactions and balances of foreign operations are recognized in other comprehensive income and accumulated in equity until the full or partial disposal of the operation. A "partial disposal" of an investment can be construed as (i) a reduction in the percentage of equity interest or (ii) a decrease in the absolute value of the investment through the reduction of the investee's capital, even if the investor's ownership percentage remains unchanged. Consequently, there exists an accounting policy choice concerning the definition of a partial disposal.

In alignment with its accounting policy, the Company has chosen to treat a capital reduction in an investment in a foreign operation under the absolute value approach as described in (ii) above. Consequently, the exchange differences initially recorded in equity are reclassified to the income statement in the same proportion as the reduction in the net investment held in the foreign operation.

Critical accounting estimates and judgments

In certain scenarios, judgment is necessary to determine whether, after considering all relevant factors, the Company exercises control, joint control, or significant influence over an entity. Significant influence includes situations involving collective control.

The Company holds the majority of the voting capital in four joint arrangements (Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização). However, due to shareholders’ agreements, management has concluded that the Company lacks a sufficiently dominant voting interest to direct the activities of these entities. Consequently, these entities are accounted for using the equity method due to shareholder agreements where relevant decisions are shared with other parties.